American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2022

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 36.7%
American Century Diversified Corporate Bond ETF	389,060	17,292,394
American Century Emerging Markets Bond ETF	155,611	5,456,936
American Century Focused Dynamic Growth ETF(2)	75,660	4,129,848
American Century Focused Large Cap Value ETF	117,737	6,870,602
American Century Multisector Income ETF	351,777	14,856,457
American Century Quality Diversified International ETF	230,179	8,466,697
American Century STOXX U.S. Quality Growth ETF	200,257	11,788,849
American Century STOXX U.S. Quality Value ETF	472,554	22,058,679
Avantis International Equity ETF	200,657	9,719,825
Avantis International Small Cap Value ETF	33,013	1,656,262
Avantis U.S. Equity ETF	206,889	14,236,032
Avantis U.S. Small Cap Value ETF	46,316	3,540,858
TOTAL AFFILIATED FUNDS (Cost $114,611,001)		120,073,439
U.S. TREASURY SECURITIES — 19.3%
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	1,030,566
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	901,929
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	5,113,281
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	348,754
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,224,398
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	473,695
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	670,039
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	612,637
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,435,407	2,462,888
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	440,589	451,737
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	655,360	539,013
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	644,100	508,589
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,458,758	2,752,883
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	613,465	493,475
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	796,306	510,422
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,592,708	3,585,249
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	10,914,050	10,642,783
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,481,896	2,409,505
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,643,771	4,454,430
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	245,216	231,835
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	3,430,099	3,200,111
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	4,202,450	3,955,397
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,932,350	2,793,536
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	6,906,900	6,185,603
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	3,189,264	2,787,280
U.S. Treasury Notes, 2.25%, 8/15/27	300,000	273,867
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	971,680
U.S. Treasury Notes, 1.875%, 2/15/32	4,200,000	3,493,219
TOTAL U.S. TREASURY SECURITIES (Cost $71,950,272)		63,078,801
COMMON STOCKS — 19.1%
Aerospace and Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.(2)	555	26,890
CAE, Inc.(2)	4,112	78,476
Curtiss-Wright Corp.	994	166,823

HEICO Corp.	783	127,347
Hensoldt AG	616	14,473
Huntington Ingalls Industries, Inc.	857	220,309
Leonardo SpA	918	7,375
Lockheed Martin Corp.	402	195,645
Mercury Systems, Inc.(2)	758	36,687
QinetiQ Group PLC	3,508	14,460
Thales SA	1,106	140,661
		1,029,146
Air Freight and Logistics†
United Parcel Service, Inc., Class B	757	127,002
Airlines — 0.1%
Southwest Airlines Co.(2)	9,108	331,076
Auto Components — 0.4%
Aptiv PLC(2)	3,064	279,038
BorgWarner, Inc.	8,426	316,228
CIE Automotive SA	507	12,915
Cie Generale des Etablissements Michelin SCA	4,253	108,384
Continental AG	4,184	216,713
Fox Factory Holding Corp.(2)	464	40,762
Hyundai Mobis Co. Ltd.	698	107,059
Linamar Corp.	4,259	182,290
		1,263,389
Automobiles — 0.3%
Bayerische Motoren Werke AG	4,703	369,147
Ferrari NV	636	125,380
Mercedes-Benz Group AG	6,965	403,145
Tesla, Inc.(2)	904	205,696
		1,103,368
Banks — 1.1%
AIB Group PLC	7,271	21,034
Banco Bilbao Vizcaya Argentaria SA	39,978	206,238
Banco Bradesco SA	53,874	173,235
Banco do Brasil SA	16,500	118,412
Bancorp, Inc.(2)	762	21,016
Bank Central Asia Tbk PT	319,500	180,606
Bank of America Corp.	1,603	57,772
Barclays PLC	132,274	224,767
BNP Paribas SA	4,718	221,245
Commerce Bancshares, Inc.	329	23,306
First Hawaiian, Inc.	10,414	266,390
Fukuoka Financial Group, Inc.	1,000	17,016
HDFC Bank Ltd., ADR	2,320	144,559
HSBC Holdings PLC	30,400	156,022
JPMorgan Chase & Co.	1,694	213,241
Jyske Bank A/S(2)	368	19,861
Mizuho Financial Group, Inc.	4,190	45,317
Prosperity Bancshares, Inc.	3,081	220,507
Regions Financial Corp.	9,210	202,160
Silvergate Capital Corp., Class A(2)	308	17,482
Standard Chartered PLC (London)	22,717	135,728
Sumitomo Mitsui Financial Group, Inc.	1,500	42,122
SVB Financial Group(2)	297	68,595
Truist Financial Corp.	7,109	318,412
U.S. Bancorp	4,005	170,012

UniCredit SpA	16,761	207,858
Westamerica Bancorporation	2,026	127,091
		3,620,004
Beverages — 0.2%
Celsius Holdings, Inc.(2)	1,830	166,676
Duckhorn Portfolio, Inc.(2)	1,615	23,611
MGP Ingredients, Inc.	383	42,915
PepsiCo, Inc.	1,468	266,560
Pernod Ricard SA	422	74,066
		573,828
Biotechnology — 0.5%
AbbVie, Inc.	1,245	182,268
ADC Therapeutics SA(2)(3)	806	3,579
Alnylam Pharmaceuticals, Inc.(2)	527	109,226
Amgen, Inc.	396	107,059
Apellis Pharmaceuticals, Inc.(2)	359	21,716
Arcus Biosciences, Inc.(2)	166	4,230
Arcutis Biotherapeutics, Inc.(2)	890	15,735
Biohaven Ltd.(2)	678	11,234
Blueprint Medicines Corp.(2)	316	16,381
Celldex Therapeutics, Inc.(2)	330	11,593
Centessa Pharmaceuticals PLC, ADR(2)(3)	965	3,831
Cerevel Therapeutics Holdings, Inc.(2)	408	11,408
CSL Ltd.	1,175	210,343
Cytokinetics, Inc.(2)	740	32,308
Fate Therapeutics, Inc.(2)	529	11,067
Halozyme Therapeutics, Inc.(2)	889	42,503
Horizon Therapeutics PLC(2)	1,699	105,882
Insmed, Inc.(2)	1,060	18,359
Intellia Therapeutics, Inc.(2)	180	9,500
KalVista Pharmaceuticals, Inc.(2)	868	4,401
Karuna Therapeutics, Inc.(2)	106	23,250
Kinnate Biopharma, Inc.(2)(3)	486	4,097
Kymera Therapeutics, Inc.(2)	232	7,039
Natera, Inc.(2)	763	35,831
Neurocrine Biosciences, Inc.(2)	1,170	134,690
Relay Therapeutics, Inc.(2)	334	7,421
Sarepta Therapeutics, Inc.(2)	1,046	119,265
Seagen, Inc.(2)	650	82,654
Vertex Pharmaceuticals, Inc.(2)	282	87,984
Vitrolife AB	244	3,944
		1,438,798
Building Products — 0.3%
AZEK Co., Inc.(2)	1,165	20,399
Cie de Saint-Gobain	9,102	372,098
Hayward Holdings, Inc.(2)(3)	2,187	20,230
Johnson Controls International PLC	2,976	172,132
Masco Corp.	1,533	70,932
Sanwa Holdings Corp.	2,000	17,228
Trane Technologies PLC	1,204	192,195
Trex Co., Inc.(2)	254	12,215
Zurn Elkay Water Solutions Corp.	1,523	35,775
		913,204
Capital Markets — 0.8%
Ameriprise Financial, Inc.	994	307,265

Ares Management Corp., Class A	1,283	97,290
Avanza Bank Holding AB(3)	543	10,831
Bank of New York Mellon Corp.	11,130	468,684
BlackRock, Inc.	221	142,746
Intercontinental Exchange, Inc.	765	73,111
LPL Financial Holdings, Inc.	774	197,873
Man Group PLC	4,049	10,073
Morgan Stanley	2,761	226,872
MSCI, Inc.	370	173,478
Northern Trust Corp.	5,749	484,928
S&P Global, Inc.	275	88,344
StepStone Group, Inc., Class A	933	27,542
T. Rowe Price Group, Inc.	2,793	296,505
		2,605,542
Chemicals — 0.5%
Air Liquide SA	974	127,412
Air Products and Chemicals, Inc.	335	83,884
Akzo Nobel NV	3,133	193,417
Albemarle Corp.	117	32,745
Avient Corp.	2,206	76,085
Axalta Coating Systems Ltd.(2)	6,565	153,096
Diversey Holdings Ltd.(2)	3,608	19,483
Ecolab, Inc.	442	69,425
Element Solutions, Inc.	6,763	116,324
Koninklijke DSM NV	1,189	139,862
Linde PLC	632	187,925
OCI NV(2)(3)	220	8,415
Sika AG	401	90,416
Symrise AG	1,465	149,536
Tokyo Ohka Kogyo Co. Ltd.	200	8,622
		1,456,647
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(2)	427	52,290
Driven Brands Holdings, Inc.(2)	2,001	63,992
Elis SA	1,165	13,342
GFL Environmental, Inc.	4,880	131,711
Republic Services, Inc.	1,621	214,977
SPIE SA	726	16,984
		493,296
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,384	288,130
Cisco Systems, Inc.	5,943	269,991
Extreme Networks, Inc.(2)	1,259	22,586
F5, Inc.(2)	1,450	207,220
Juniper Networks, Inc.	2,975	91,035
		878,962
Construction and Engineering — 0.1%
Construction Partners, Inc., Class A(2)	1,455	45,309
Eiffage SA	1,902	171,982
SHO-BOND Holdings Co. Ltd.	400	17,304
Vinci SA	1,931	177,723
		412,318
Construction Materials†
Eagle Materials, Inc.	146	17,857
Summit Materials, Inc., Class A(2)	1,093	28,801
		46,658

Consumer Finance†
American Express Co.	528	78,382
Containers and Packaging — 0.3%
Amcor PLC	13,284	153,829
AptarGroup, Inc.	151	14,971
Avery Dennison Corp.	718	121,737
Ball Corp.	1,545	76,307
Graphic Packaging Holding Co.	1,355	31,111
Huhtamaki Oyj	482	17,323
Packaging Corp. of America	2,481	298,241
SIG Group AG(2)	425	8,170
Sonoco Products Co.	1,815	112,675
		834,364
Distributors†
Bapcor Ltd.	2,777	11,743
D'ieteren Group	163	27,128
		38,871
Diversified Consumer Services†
European Wax Center, Inc., Class A	1,122	16,134
IDP Education Ltd.(3)	864	16,301
		32,435
Diversified Financial Services†
ECN Capital Corp.	2,587	7,805
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	3,550	116,192
IHS Holding Ltd.(2)(3)	1,184	7,069
Internet Initiative Japan, Inc.	1,000	15,697
Verizon Communications, Inc.	4,093	152,955
		291,913
Electric Utilities — 0.4%
Acciona SA	114	20,527
Duke Energy Corp.	1,956	182,260
Edison International	5,888	353,515
Evergy, Inc.	741	45,297
Eversource Energy	1,138	86,807
Iberdrola SA	20,355	206,996
IDACORP, Inc.	186	19,474
NextEra Energy, Inc.	3,708	287,370
Pinnacle West Capital Corp.	2,443	164,194
		1,366,440
Electrical Equipment — 0.6%
Alfen Beheer BV(2)	73	7,744
AMETEK, Inc.	1,536	199,158
Atkore, Inc.(2)	1,001	95,395
Eaton Corp. PLC	1,113	167,028
Emerson Electric Co.	5,029	435,511
Generac Holdings, Inc.(2)	200	23,182
Hexatronic Group AB	1,523	20,611
Nexans SA	160	14,941
nVent Electric PLC	10,431	380,731
Plug Power, Inc.(2)(3)	1,781	28,460
Regal Rexnord Corp.	1,076	136,157
Rockwell Automation, Inc.	249	63,570
Schneider Electric SE	1,718	217,252
Sensata Technologies Holding PLC	693	27,866

Ushio, Inc.	300	3,115
		1,820,721
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	825	142,568
Cognex Corp.	3,292	152,189
Corning, Inc.	2,313	74,409
Fabrinet(2)	116	13,271
Hexagon AB, B Shares	9,928	98,147
Jabil, Inc.	673	43,240
Keyence Corp.	500	188,533
Keysight Technologies, Inc.(2)	2,424	422,140
National Instruments Corp.	763	29,131
Sesa SpA	55	5,956
TE Connectivity Ltd.	1,696	207,302
		1,376,886
Energy Equipment and Services — 0.2%
Aker Solutions ASA	4,960	18,937
Baker Hughes Co.	6,232	172,377
Schlumberger NV	6,757	351,567
Worley Ltd.(3)	1,498	13,683
		556,564
Entertainment — 0.2%
Electronic Arts, Inc.	1,367	172,187
Liberty Media Corp.-Liberty Formula One, Class C(2)	602	34,754
Live Nation Entertainment, Inc.(2)	940	74,833
Nintendo Co. Ltd.	2,700	109,618
ROBLOX Corp., Class A(2)	596	26,665
Spotify Technology SA(2)	974	78,485
Universal Music Group NV	7,161	140,609
Walt Disney Co.(2)	1,218	129,766
		766,917
Equity Real Estate Investment Trusts (REITs) — 1.2%
Agree Realty Corp.	541	37,167
Alexandria Real Estate Equities, Inc.	271	39,376
American Homes 4 Rent, Class A	733	23,412
Assura PLC	24,908	15,959
AvalonBay Communities, Inc.	451	78,979
Big Yellow Group PLC	1,112	14,309
Brixmor Property Group, Inc.	1,042	22,205
Camden Property Trust	99	11,439
CapitaLand Integrated Commercial Trust	19,300	25,614
Charter Hall Group(3)	1,185	9,836
Comforia Residential REIT, Inc.	10	21,229
Corporate Office Properties Trust	542	14,444
Digital Realty Trust, Inc.	481	48,220
Dream Industrial Real Estate Investment Trust	682	5,482
Embassy Office Parks REIT	2,342	9,750
Equinix, Inc.	557	315,507
Equity LifeStyle Properties, Inc.	387	24,753
Essential Properties Realty Trust, Inc.	1,221	26,276
Essex Property Trust, Inc.	871	193,571
Gaming and Leisure Properties, Inc.	842	42,201
Goodman Group	2,802	30,488
Healthcare Realty Trust, Inc., Class A	2,198	44,685
Healthpeak Properties, Inc.	12,792	303,554

Host Hotels & Resorts, Inc.	2,269	42,839
Invincible Investment Corp.	119	37,356
Invitation Homes, Inc.	1,055	33,433
Iron Mountain, Inc.	882	44,162
Japan Hotel REIT Investment Corp.	81	42,675
Kimco Realty Corp.	2,181	46,630
Kite Realty Group Trust	1,941	38,121
Land Securities Group PLC	2,944	19,250
Life Storage, Inc.	391	43,249
Link REIT	3,100	18,323
Mitsubishi Estate Logistics REIT Investment Corp.	4	11,839
Mitsui Fudosan Logistics Park, Inc.	4	13,271
NETSTREIT Corp.(3)	1,331	25,049
Omega Healthcare Investors, Inc.	806	25,615
Orix JREIT, Inc.	11	14,758
Prologis, Inc.	4,300	476,225
Public Storage	819	253,685
Realty Income Corp.	5,308	330,529
Regency Centers Corp.	4,176	252,690
Rexford Industrial Realty, Inc.	2,086	115,314
Ryman Hospitality Properties, Inc.	511	45,438
Sabra Health Care REIT, Inc.	2,001	27,334
Scentre Group(3)	16,073	29,912
Segro PLC	13,657	122,913
Shopping Centres Australasia Property Group	1,906	3,320
Simon Property Group, Inc.	548	59,721
SOSiLA Logistics REIT, Inc.	12	11,502
Sun Communities, Inc.	67	9,035
UDR, Inc.	1,004	39,919
Ventas, Inc.	435	17,022
VICI Properties, Inc.	1,932	61,863
Vicinity Centres	19,977	24,905
Welltower, Inc.	415	25,332
Weyerhaeuser Co.	1,745	53,973
WP Carey, Inc.	1,401	106,896
		3,882,554
Food and Staples Retailing — 0.3%
Axfood AB	437	10,820
BJ's Wholesale Club Holdings, Inc.(2)	546	42,260
Costco Wholesale Corp.	207	103,811
Grocery Outlet Holding Corp.(2)	964	33,325
Kobe Bussan Co. Ltd.	1,400	30,367
Koninklijke Ahold Delhaize NV	11,773	328,329
Kroger Co.	2,212	104,605
MARR SpA	443	4,668
MatsukiyoCocokara & Co.	500	18,204
Sysco Corp.	2,183	188,960
		865,349
Food Products — 0.4%
a2 Milk Co. Ltd.(2)	1,775	5,965
Bakkafrost P/F	188	9,403
Conagra Brands, Inc.	9,971	365,936
Freshpet, Inc.(2)(3)	634	37,374
Hershey Co.	1,324	316,132
J.M. Smucker Co.	1,665	250,849

Mondelez International, Inc., Class A	2,003	123,144
Orkla ASA	7,241	48,842
Sovos Brands, Inc.(2)	2,159	29,924
SunOpta, Inc.(2)	3,100	34,813
Tate & Lyle PLC	1,515	12,173
Toyo Suisan Kaisha Ltd.	600	22,510
Vital Farms, Inc.(2)	740	9,798
		1,266,863
Gas Utilities — 0.1%
Atmos Energy Corp.	491	52,316
Brookfield Infrastructure Corp., Class A	442	19,059
Nippon Gas Co. Ltd.	1,500	21,790
Spire, Inc.	5,155	359,871
		453,036
Health Care Equipment and Supplies — 0.7%
Alcon, Inc.	2,045	124,510
Baxter International, Inc.	1,946	105,765
Becton Dickinson and Co.	439	103,591
ConvaTec Group PLC	5,726	14,328
DENTSPLY SIRONA, Inc.	4,052	124,883
DexCom, Inc.(2)	1,957	236,366
Edwards Lifesciences Corp.(2)	1,616	117,047
Embecta Corp.	5,194	160,598
EssilorLuxottica SA	873	138,046
Establishment Labs Holdings, Inc.(2)(3)	411	23,176
Hologic, Inc.(2)	1,817	123,193
IDEXX Laboratories, Inc.(2)	526	189,192
Inari Medical, Inc.(2)	536	41,234
Inmode Ltd.(2)	543	18,636
Jeol Ltd.	200	7,319
Lantheus Holdings, Inc.(2)	487	36,033
Medtronic PLC	282	24,630
Menicon Co. Ltd.	600	10,244
NeuroPace, Inc.(2)(3)	429	1,287
ResMed, Inc.	159	35,567
SI-BONE, Inc.(2)	1,725	33,534
Silk Road Medical, Inc.(2)	840	37,027
TransMedics Group, Inc.(2)	496	23,917
Zimmer Biomet Holdings, Inc.	5,276	598,035
		2,328,158
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	455	36,992
Amedisys, Inc.(2)	133	12,980
AmerisourceBergen Corp.	1,955	307,365
Amvis Holdings, Inc.	600	11,598
Cardinal Health, Inc.	1,384	105,046
Chartwell Retirement Residences	1,864	10,809
Cigna Corp.	803	259,417
CVS Health Corp.	1,790	169,513
Encompass Health Corp.	354	19,272
Ensign Group, Inc.	386	34,655
HCA Healthcare, Inc.	522	113,519
HealthEquity, Inc.(2)	697	54,303
Henry Schein, Inc.(2)	5,091	348,530
Humana, Inc.	169	94,316

Progyny, Inc.(2)	530	23,569
Quest Diagnostics, Inc.	2,724	391,303
R1 RCM, Inc.(2)	4,646	82,048
Tenet Healthcare Corp.(2)	379	16,812
UnitedHealth Group, Inc.	573	318,101
Universal Health Services, Inc., Class B	2,366	274,148
		2,684,296
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	1,097	34,896
Schrodinger, Inc.(2)	686	16,443
Veeva Systems, Inc., Class A(2)	866	145,436
		196,775
Hotels, Restaurants and Leisure — 0.4%
Airbnb, Inc., Class A(2)	1,427	152,561
Basic-Fit NV(2)(3)	396	9,974
Booking Holdings, Inc.(2)	41	76,649
Chipotle Mexican Grill, Inc.(2)	204	305,659
Churchill Downs, Inc.	209	43,453
Compass Group PLC	7,430	156,489
Corporate Travel Management Ltd.	668	7,458
Expedia Group, Inc.(2)	368	34,397
Greggs PLC	391	9,064
Hilton Worldwide Holdings, Inc.	2,303	311,504
Planet Fitness, Inc., Class A(2)	772	50,550
Sodexo SA	1,945	172,293
Trainline PLC(2)	2,521	9,594
Wingstop, Inc.	286	45,299
		1,384,944
Household Durables — 0.1%
Barratt Developments PLC	28,766	124,070
Electrolux AB, B Shares	11,433	141,051
Taylor Wimpey PLC	140,205	150,738
		415,859
Household Products — 0.2%
Colgate-Palmolive Co.	901	66,530
Henkel AG & Co. KGaA, Preference Shares	2,714	170,978
Kimberly-Clark Corp.	2,476	308,163
Procter & Gamble Co.	1,267	170,627
		716,298
Independent Power and Renewable Electricity Producers†
West Holdings Corp.(3)	500	14,942
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	756	154,239
Insurance — 0.5%
Aegon NV	22,712	105,137
Aflac, Inc.	2,367	154,115
Allstate Corp.	2,942	371,428
ASR Nederland NV	440	19,374
Chubb Ltd.	363	78,005
Hanover Insurance Group, Inc.	1,085	158,942
Kinsale Capital Group, Inc.	183	57,676
Marsh & McLennan Cos., Inc.	801	129,353
Prudential Financial, Inc.	1,177	123,809
Reinsurance Group of America, Inc.	1,658	244,008
RLI Corp.	300	39,021

Selective Insurance Group, Inc.	193	18,929
Steadfast Group Ltd.	5,897	19,105
Storebrand ASA	2,543	19,783
Travelers Cos., Inc.	645	118,977
		1,657,662
Interactive Media and Services — 0.3%
Alphabet, Inc., Class A(2)	6,526	616,772
Autohome, Inc., ADR	3,165	82,670
Baidu, Inc., Class A(2)	12,200	116,961
Bumble, Inc., Class A(2)	708	17,983
carsales.com Ltd.(3)	905	11,723
Eventbrite, Inc., Class A(2)(3)	2,157	14,172
Match Group, Inc.(2)	1,967	84,975
QuinStreet, Inc.(2)	2,218	25,307
Tencent Holdings Ltd.	5,300	139,267
		1,109,830
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.(2)	17,600	136,838
Amazon.com, Inc.(2)	3,656	374,521
ASOS PLC(2)	9,146	58,893
Chewy, Inc., Class A(2)(3)	1,563	60,535
Etsy, Inc.(2)	351	32,962
JD.com, Inc., Class A	4,273	77,814
		741,563
IT Services — 0.5%
Accenture PLC, Class A	619	175,734
Adyen NV(2)	95	135,622
Alten SA	57	6,659
Amdocs Ltd.	1,877	162,004
Capgemini SE	1,030	168,807
Cloudflare, Inc., Class A(2)	2,610	146,995
Endava PLC, ADR(2)	92	7,014
EPAM Systems, Inc.(2)	542	189,700
Indra Sistemas SA	7,709	68,947
Mastercard, Inc., Class A	536	175,904
NEXTDC Ltd.(2)	2,034	10,793
Perficient, Inc.(2)	282	18,886
SCSK Corp.	500	7,377
Switch, Inc., Class A	970	33,028
TDCX, Inc.(2)	501	6,483
Visa, Inc., Class A	1,299	269,101
Wise PLC, Class A(2)	1,709	13,017
		1,596,071
Leisure Products†
Brunswick Corp.	485	34,275
Topgolf Callaway Brands Corp.(2)	1,516	28,379
		62,654
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	2,330	322,355
Avantor, Inc.(2)	4,000	80,680
Bio-Techne Corp.	362	107,246
CryoPort, Inc.(2)	691	19,182
ICON PLC(2)	795	157,283
IQVIA Holdings, Inc.(2)	963	201,912
Lonza Group AG	357	183,778

MaxCyte, Inc.(2)	2,552	17,660
Mettler-Toledo International, Inc.(2)	104	131,553
Tecan Group AG(2)	50	18,342
Thermo Fisher Scientific, Inc.	313	160,872
		1,400,863
Machinery — 0.5%
AGCO Corp.	174	21,606
Astec Industries, Inc.	647	28,241
ATS Automation Tooling Systems, Inc.(2)	1,277	40,400
Cummins, Inc.	1,331	325,443
Deere & Co.	179	70,852
Graco, Inc.	1,351	94,002
IHI Corp.	400	8,922
IMI PLC	8,119	114,371
John Bean Technologies Corp.	349	31,829
Metso Outotec Oyj	1,609	12,211
Mueller Water Products, Inc., Class A	1,595	18,661
Oshkosh Corp.	3,974	349,712
PACCAR, Inc.	814	78,820
Parker-Hannifin Corp.	553	160,713
Stanley Black & Decker, Inc.	130	10,204
Trelleborg AB, B Shares	658	14,488
Xylem, Inc.	757	77,539
		1,458,014
Media — 0.3%
Fox Corp., Class B	7,887	214,526
Omnicom Group, Inc.	1,447	105,269
Publicis Groupe SA(2)	3,978	222,786
Trade Desk, Inc., Class A(2)	2,578	137,253
WPP PLC	25,565	224,976
		904,810
Metals and Mining — 0.1%
Allkem Ltd.(2)	692	6,394
AMG Advanced Metallurgical Group NV	542	16,933
ERO Copper Corp.(2)	13,791	157,007
IGO Ltd.	1,469	14,367
Lynas Rare Earths Ltd.(2)	2,693	14,364
MMC Norilsk Nickel PJSC(4)	949	—
OZ Minerals Ltd.(3)	603	9,337
		218,402
Mortgage Real Estate Investment Trusts (REITs)†
KKR Real Estate Finance Trust, Inc.	583	10,156
Multi-Utilities — 0.1%
NorthWestern Corp.	5,229	276,248
Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	1,997	316,525
Isetan Mitsukoshi Holdings Ltd.	1,100	9,770
Ollie's Bargain Outlet Holdings, Inc.(2)	655	36,680
Target Corp.	401	65,864
		428,839
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	3,089	389,492
Devon Energy Corp.	1,454	112,467
Diamondback Energy, Inc.	1,014	159,309
Enterprise Products Partners LP	8,520	215,130

EQT Corp.	2,302	96,316
Euronav NV(2)	558	9,728
Excelerate Energy, Inc., Class A(3)	1,816	50,158
Golar LNG Ltd.(2)	532	14,800
Hess Corp.	1,738	245,197
Kosmos Energy Ltd.(2)	9,389	60,935
Matador Resources Co.	1,140	75,753
Phillips 66	968	100,953
Pioneer Natural Resources Co.	224	57,436
Vermilion Energy, Inc.	243	5,670
Whitecap Resources, Inc.(3)	9,845	76,312
		1,669,656
Paper and Forest Products†
Holmen AB, B Shares	129	4,682
Mondi PLC	5,456	91,543
		96,225
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	181	36,289
Kose Corp.	900	89,838
Rohto Pharmaceutical Co. Ltd.(3)	700	21,776
		147,903
Pharmaceuticals — 0.9%
ALK-Abello A/S(2)	634	10,482
Arvinas, Inc.(2)	296	14,714
AstraZeneca PLC	1,705	200,051
AstraZeneca PLC, ADR	5,943	349,508
Bristol-Myers Squibb Co.	2,842	220,170
Catalent, Inc.(2)	915	60,143
Edgewise Therapeutics, Inc.(2)(3)	857	8,150
Eli Lilly & Co.	183	66,262
Euroapi SA(2)	779	13,632
GSK PLC	19,815	324,591
Harmony Biosciences Holdings, Inc.(2)	383	19,916
Hikma Pharmaceuticals PLC	8,424	120,928
Intra-Cellular Therapies, Inc.(2)	501	22,881
Merck & Co., Inc.	1,548	156,657
Novartis AG	1,822	147,383
Novo Nordisk A/S, B Shares	3,246	352,942
Sanofi	1,177	101,290
Sanofi, ADR	6,495	280,779
Takeda Pharmaceutical Co. Ltd.	6,300	166,377
UCB SA	1,769	133,326
Ventyx Biosciences, Inc.(2)	492	15,926
Zoetis, Inc.	814	122,735
		2,908,843
Professional Services — 0.2%
ALS Ltd.	2,512	18,375
Bureau Veritas SA	6,938	171,648
DKSH Holding AG	229	16,520
IPH Ltd.	2,111	13,426
Jacobs Solutions, Inc.	1,348	155,317
Teleperformance	451	120,836
Verisk Analytics, Inc.	755	138,037
Visional, Inc.(2)	300	20,392
		654,551

Real Estate Management and Development — 0.1%
Altus Group Ltd.(3)	757	26,899
Capitaland Investment Ltd.	2,100	4,466
City Developments Ltd.	3,100	16,714
CK Asset Holdings Ltd.	1,000	5,529
Colliers International Group, Inc. (Toronto)	55	5,162
DigitalBridge Group, Inc.	1,246	15,949
Grainger PLC	1,650	4,290
PSP Swiss Property AG	146	15,597
Tokyu Fudosan Holdings Corp.	5,100	25,875
Tricon Residential, Inc.	340	2,866
Tricon Residential, Inc. (Toronto)	2,682	22,600
		145,947
Road and Rail — 0.2%
Canadian Pacific Railway Ltd.	3,012	224,538
Heartland Express, Inc.	8,922	132,759
Lyft, Inc., Class A(2)	3,142	45,999
Nagoya Railroad Co. Ltd.	1,100	16,851
Norfolk Southern Corp.	1,019	232,403
Saia, Inc.(2)	84	16,704
Uber Technologies, Inc.(2)	1,101	29,254
Union Pacific Corp.	370	72,942
		771,450
Semiconductors and Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.(2)	1,319	79,219
AIXTRON SE	276	6,782
Ambarella, Inc.(2)	164	8,976
Analog Devices, Inc.	1,090	155,456
Applied Materials, Inc.	2,677	236,352
ASML Holding NV	178	83,497
Enphase Energy, Inc.(2)	551	169,157
GLOBALFOUNDRIES, Inc.(2)	667	37,819
Infineon Technologies AG	3,366	81,678
Lattice Semiconductor Corp.(2)	851	41,282
MACOM Technology Solutions Holdings, Inc.(2)	378	21,875
Marvell Technology, Inc.	1,589	63,052
Monolithic Power Systems, Inc.	324	109,982
Nova Ltd.(2)(3)	94	6,929
NVIDIA Corp.	1,392	187,878
Onto Innovation, Inc.(2)	470	31,415
Power Integrations, Inc.	349	23,282
SUMCO Corp.	10,200	129,283
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	132,244
Teradyne, Inc.	1,227	99,816
		1,705,974
Software — 0.9%
Adobe, Inc.(2)	114	36,309
Box, Inc., Class A(2)	1,473	42,791
Cadence Design Systems, Inc.(2)	2,710	410,267
CyberArk Software Ltd.(2)	95	14,906
Dassault Systemes SE	3,264	109,405
Datadog, Inc., Class A(2)	1,766	142,181
Descartes Systems Group, Inc.(2)	187	12,903
DocuSign, Inc.(2)	650	31,395
Five9, Inc.(2)	282	16,993

HubSpot, Inc.(2)	480	142,349
JFrog Ltd.(2)(3)	1,560	39,624
Kinaxis, Inc.(2)	188	20,066
m-up Holdings, Inc.	1,100	11,610
Manhattan Associates, Inc.(2)	1,908	232,146
Microsoft Corp.	4,444	1,031,586
nCino, Inc.(2)(3)	962	30,284
Open Text Corp.	758	21,944
Palo Alto Networks, Inc.(2)	1,455	249,664
Paycor HCM, Inc.(2)	1,217	37,082
Paylocity Holding Corp.(2)	213	49,371
Salesforce, Inc.(2)	607	98,692
ServiceNow, Inc.(2)	100	42,074
Sprout Social, Inc., Class A(2)	325	19,607
SPS Commerce, Inc.(2)	330	41,752
Tenable Holdings, Inc.(2)	1,067	43,363
Workday, Inc., Class A(2)	199	31,008
		2,959,372
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	1,606	305,012
Aritzia, Inc.(2)	434	16,833
Burlington Stores, Inc.(2)	327	46,748
Five Below, Inc.(2)	307	44,929
Home Depot, Inc.	835	247,269
Kingfisher PLC	38,682	97,186
Leslie's, Inc.(2)(3)	1,432	20,105
Nextage Co. Ltd.	700	13,492
Pets at Home Group PLC	2,109	6,973
TJX Cos., Inc.	2,139	154,222
Tractor Supply Co.	277	60,876
Watches of Switzerland Group PLC(2)	1,625	14,490
		1,028,135
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	4,550	697,697
HP, Inc.	6,098	168,427
Pure Storage, Inc., Class A(2)	1,141	35,211
		901,335
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	900	13,791
Crocs, Inc.(2)	494	34,951
Deckers Outdoor Corp.(2)	175	61,238
Li Ning Co. Ltd.	18,500	95,699
lululemon athletica, Inc.(2)	629	206,966
LVMH Moet Hennessy Louis Vuitton SE	285	179,834
NIKE, Inc., Class B	822	76,183
Puma SE	1,586	70,118
		738,780
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	9,044	73,980
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares	222	2,683
Ashtead Group PLC	2,097	109,239
Beacon Roofing Supply, Inc.(2)	1,063	59,900
Diploma PLC	428	12,174
Finning International, Inc.	571	12,142

H&E Equipment Services, Inc.		998	37,684
MonotaRO Co. Ltd.		7,200	109,295
MRC Global, Inc.(2)		1,787	17,924
MSC Industrial Direct Co., Inc., Class A		3,532	293,085
NOW, Inc.(2)		2,193	27,917
Rexel SA(2)		3,922	69,989
RS GROUP PLC		1,171	12,885
Yamazen Corp.		2,600	16,164
			781,081
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)		400	17,120
Water Utilities†
SJW Group		563	39,793
TOTAL COMMON STOCKS (Cost $54,281,320)			62,333,106
CORPORATE BONDS — 4.7%
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		226,692	216,249
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	47,333
General Motors Co., 5.15%, 4/1/38		$290,000	236,459
			283,792
Banks — 1.0%
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		102,000	97,942
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	190,243
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	106,572
Bank of America Corp., VRN, 2.88%, 10/22/30		$182,000	148,386
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	200,000	194,321
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	96,075
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	89,017
Citigroup, Inc., VRN, 3.07%, 2/24/28		$31,000	27,354
Citigroup, Inc., VRN, 3.52%, 10/27/28		68,000	60,354
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	206,685
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	116,904
European Financial Stability Facility, 2.125%, 2/19/24	EUR	351,000	346,048
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	366,398
European Financial Stability Facility, 2.35%, 7/29/44	EUR	62,000	54,451
European Union, 0.00%, 7/4/31(6)	EUR	400,000	307,757
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	100,220
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	280,568
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		$30,000	26,420
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	95,330
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$430,000	292,075
			3,203,120
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	154,612
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		385,000	315,017
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	98,172
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		$34,000	31,596
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	69,504

Waste Management, Inc., 2.50%, 11/15/50		160,000	93,335
			162,839
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		10,000	9,818
Sealed Air Corp., 5.125%, 12/1/24(5)		25,000	24,658
			34,476
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	41,565
Diversified Financial Services — 1.4%
Fiore Capital LLC, VRDN, 3.31%, 11/7/22 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 4.46%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(7)		3,000,000	3,000,000
			4,500,000
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	90,629
AT&T, Inc., 4.90%, 8/15/37		$85,000	74,505
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	50,000	55,666
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	38,639
Level 3 Financing, Inc., 4.625%, 9/15/27(5)		$171,000	148,792
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		80,000	70,696
			478,927
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	125,551
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	60,424
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	7,019
Exelon Corp., 4.45%, 4/15/46		90,000	70,753
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		41,000	41,322
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	32,869
Northern States Power Co., 3.20%, 4/1/52		120,000	79,848
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		375,000	283,275
			701,061
Equity Real Estate Investment Trusts (REITs)†
EPR Properties, 4.95%, 4/15/28		166,000	136,441
Food and Staples Retailing†
Tesco PLC, 5.00%, 3/24/23	GBP	50,000	57,297
Health Care Providers and Services — 0.3%
CVS Health Corp., 4.78%, 3/25/38		$310,000	269,679
DaVita, Inc., 4.625%, 6/1/30(5)		370,000	289,070
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	80,508
Universal Health Services, Inc., 2.65%, 10/15/30(5)		420,000	314,648
			953,905
Hotels, Restaurants and Leisure†
MGM Resorts International, 6.00%, 3/15/23		30,000	30,021
MGM Resorts International, 4.625%, 9/1/26		8,000	7,311
Penn Entertainment, Inc., 5.625%, 1/15/27(5)		35,000	31,876
Penn Entertainment, Inc., 4.125%, 7/1/29(5)		54,000	42,668
			111,876
Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	35,872
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	181,151
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$61,000	58,341
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	137,605

IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	90,834
Media — 0.1%
DISH DBS Corp., 7.75%, 7/1/26		$200,000	169,129
Paramount Global, 4.375%, 3/15/43		65,000	43,861
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	98,257
			311,247
Metals and Mining — 0.1%
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(5)		$330,000	284,625
Minera Mexico SA de CV, 4.50%, 1/26/50(5)		158,000	105,616
			390,241
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)		199,000	158,866
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	59,239
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 7.625%, 2/1/29(5)		75,000	76,610
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	91,133
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	24,410
Enbridge, Inc., 3.40%, 8/1/51		150,000	97,349
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	181,303
Enterprise Products Operating LLC, 3.30%, 2/15/53		107,000	67,131
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(5)		362,449	273,001
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		130,000	123,229
MEG Energy Corp., 5.875%, 2/1/29(5)		160,000	153,172
Petroleos Mexicanos, 6.50%, 3/13/27		41,000	36,030
Southwestern Energy Co., 5.70%, 1/23/25		5,000	4,919
			1,128,287
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		164,000	95,336
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	13,544
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		100,000	79,992
			93,536
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40		220,000	149,216
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27		375,000	300,027
DP World Crescent Ltd., 4.85%, 9/26/28		175,000	166,044
			466,071
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		97,000	84,356
Millicom International Cellular SA, 5.125%, 1/15/28(5)		91,800	78,430
Sprint Corp., 7.125%, 6/15/24		70,000	70,860
T-Mobile USA, Inc., 3.375%, 4/15/29		200,000	173,421
			407,067
TOTAL CORPORATE BONDS (Cost $18,222,733)			15,243,854
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.5%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	505,000	268,091
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	172,660
			440,751
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	140,000	130,302

Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	101,000	113,357
			243,659
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	47,000	53,134
Canada — 1.4%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,788,270
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	754,644
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	487,783
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	334,193
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	274,877
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	26,107
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	64,895
			4,730,769
China — 0.5%
China Government Bond, 3.39%, 3/16/50	CNY	10,340,000	1,477,414
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	62,717
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	43,064
			105,781
Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	173,000	179,738
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,750,000	1,196,145
			1,375,883
France — 0.6%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,167,079
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	850,000	668,076
			1,835,155
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(6)	EUR	60,000	31,636
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	197,125
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	250,170
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	928,163
			1,178,333
Japan†
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	11,400,000	80,010
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	166,271
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	382,375
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	401,000	374,512
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	63,000	64,948
			439,460
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	360,000	34,440
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,510,000	135,434
			169,874
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	131,675
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	5,000	5,049
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	164,000	159,584
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	16,000	17,866

Spain Government Bond, 5.15%, 10/31/44(5)	EUR	30,000	36,672
			219,171
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	257,982
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	103,375
			361,357
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	91,901
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	258,273
			350,174
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	618,403
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,850,171)			14,588,410
COLLATERALIZED LOAN OBLIGATIONS — 2.5%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 6.88%, (3-month LIBOR plus 2.80%), 1/15/29(5)		$375,000	326,505
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/15/30(5)		250,000	230,238
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 5.68%, (3-month LIBOR plus 1.60%), 4/17/33(5)		550,000	510,381
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 6.24%, (3-month LIBOR plus 2.05%), 4/18/31(5)		425,000	389,911
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 6.92%, (3-month LIBOR plus 2.60%), 4/22/32(5)		750,000	689,364
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/31(5)		409,517	406,057
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 5.93%, (3-month LIBOR plus 1.85%), 11/16/30(5)		400,000	375,400
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/17/30(5)		750,000	683,198
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/30(5)		250,000	230,761
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.14%, (3-month LIBOR plus 1.90%), 1/20/30(5)		250,000	230,038
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.36%, (3-month LIBOR plus 1.12%), 7/20/31(5)		250,000	243,149
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.29%, (3-month LIBOR plus 2.10%), 7/18/30(5)		250,000	234,652
KKR CLO Ltd., Series 2022A, Class B, VRN, 5.84%, (3-month LIBOR plus 1.60%), 7/20/31(5)		450,000	428,264
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 5.58%, (3-month LIBOR plus 1.50%), 4/15/31(5)		400,000	382,739
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.46%, (3-month LIBOR plus 2.10%), 1/25/32(5)		350,000	327,180
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 6.92%, (3-month LIBOR plus 2.68%), 1/20/35(5)		325,000	296,118
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.89%, (1-month LIBOR plus 1.45%), 10/16/36(5)		518,000	495,760
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 5.86%, (3-month SOFR plus 2.00%), 4/15/30(5)		225,000	209,353
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 5.19%, (1-month LIBOR plus 1.60%), 7/25/36(5)		300,000	283,793
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 6.59%, (3-month LIBOR plus 2.35%), 1/20/32(5)		325,000	303,007
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 6.74%, (3-month LIBOR plus 2.50%), 7/20/32(5)		550,000	500,794
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 5.89%, (3-month LIBOR plus 1.70%), 4/18/33(5)		500,000	468,678
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,826,374)			8,245,340
ASSET-BACKED SECURITIES — 0.7%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(5)		282,990	226,497
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)		55,061	52,957
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)		400,000	352,264
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)		400,000	349,474
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(5)		472,812	370,755
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(5)		858,302	688,378
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)		130,229	125,476
TOTAL ASSET-BACKED SECURITIES (Cost $2,611,525)			2,165,801
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		105,000	118,251
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		30,000	30,689

New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	117,705
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,306
New York City GO, 6.27%, 12/1/37	40,000	42,559
North Dakota Housing Finance Agency Rev., VRDN, 3.10%, 11/7/22 (SBBPA: Royal Bank of Canada)	750,000	750,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	108,035
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	45,504
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	76,245
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	149,056
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	192,069
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	77,371
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	107,556
State of California GO, 4.60%, 4/1/38	40,000	36,100
State of California GO, 7.55%, 4/1/39	30,000	35,988
State of California GO, 7.30%, 10/1/39	30,000	34,689
State of California GO, 7.60%, 11/1/40	65,000	78,731
State of Washington GO, 5.14%, 8/1/40	5,000	4,840
TOTAL MUNICIPAL SECURITIES (Cost $2,039,131)		2,015,694
PREFERRED STOCKS — 0.5%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	248,399
Diversified Telecommunication Services†
Telefonica Europe BV, 5.875%	100,000	98,664
Electric Utilities†
Electricite de France SA, 3.375%	200,000	130,185
Insurance — 0.2%
Allianz SE, 2.625%	200,000	135,706
Allianz SE, 3.20%(5)	200,000	135,560
Allianz SE, 3.375%	200,000	191,538
Credit Agricole Assurances SA, 4.25%	100,000	96,151
Intesa Sanpaolo Vita SpA, 4.75%	200,000	190,132
		749,087
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	233,879
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(5)	365,000	274,790
TOTAL PREFERRED STOCKS (Cost $2,613,559)		1,735,004
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.71%, 8/25/34	62,436	59,855
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(5)	700,000	405,097
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.79%, 10/25/29(5)	50,410	47,079
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 4.70%, (30-day average SOFR plus 1.70%), 12/27/33(5)	600,000	588,589
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	12,304	11,146
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 5.64%, (1-month LIBOR plus 2.05%), 10/25/33(5)	49,964	49,886
		1,161,652
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 6.19%, (1-month LIBOR plus 2.60%), 5/25/24	129,822	129,397
FNMA, Series 2015-C04, Class 1M2, VRN, 9.29%, (1-month LIBOR plus 5.70%), 4/25/28	131,167	138,293
		267,690
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,732,432)		1,429,342
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	618	239,654

iShares Russell Mid-Cap Value ETF(3)	4,228	444,109
TOTAL EXCHANGE-TRADED FUNDS (Cost $673,111)		683,763
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.25%, (12-month LIBOR plus 1.87%), 7/1/36	3,617	3,644
FHLMC, VRN, 4.08%, (1-year H15T1Y plus 2.14%), 10/1/36	12,076	12,301
FHLMC, VRN, 3.06%, (1-year H15T1Y plus 2.26%), 4/1/37	35,040	35,455
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.87%), 7/1/41	15,288	15,465
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	17,064	17,413
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	12,515	12,772
FNMA, VRN, 3.89%, (6-month LIBOR plus 1.54%), 9/1/35	2,732	2,780
FNMA, VRN, 3.51%, (1-year H15T1Y plus 2.15%), 3/1/38	29,418	29,933
		129,763
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	53,732	55,741
FNMA, 3.50%, 3/1/34	43,995	41,533
GNMA, 7.00%, 1/15/24	71	71
GNMA, 8.00%, 7/15/24	1,179	1,183
GNMA, 8.00%, 9/15/24	407	407
GNMA, 9.00%, 4/20/25	146	146
GNMA, 7.50%, 10/15/25	1,594	1,598
GNMA, 7.50%, 2/15/26	3,472	3,517
GNMA, 8.25%, 7/15/26	9,367	9,398
GNMA, 7.00%, 12/15/27	8,275	8,275
GNMA, 6.50%, 2/15/28	1,254	1,298
GNMA, 6.50%, 3/15/28	5,347	5,501
GNMA, 6.50%, 4/15/28	272	280
GNMA, 6.00%, 10/15/28	6,475	6,619
GNMA, 7.00%, 5/15/31	2,602	2,701
GNMA, 5.50%, 11/15/32	13,954	14,600
GNMA, 6.50%, 10/15/38	209,286	220,777
GNMA, 4.50%, 6/15/41	77,698	76,035
GNMA, 3.50%, 6/20/42	108,872	100,215
		549,895
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $699,800)		679,658
SHORT-TERM INVESTMENTS — 10.9%
Certificates of Deposit — 0.9%
Cooperatieve Rabobank UA, VRN, 3.53%, (SOFR plus 0.48%), 2/21/23(5)	2,000,000	2,000,000
Nordea Bank Abp, VRN, 3.65%, (SOFR plus 0.60%), 10/11/23(5)	1,000,000	998,306
		2,998,306
Commercial Paper(8) — 4.3%
Alinghi Funding Co. LLC, 3.96%, 3/21/23 (LOC: UBS AG)(5)	2,500,000	2,451,923
BNP Paribas SA, VRN, 3.46%, (SOFR plus 0.41%), 12/13/22	700,000	700,000
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22	2,160,000	2,159,247
Charta LLC, 4.04%, 1/9/23 (LOC: Citibank N.A.)(5)	500,000	495,890
Chesham Finance Ltd. / Chesham Finance LLC, 3.13%, 11/1/22 (LOC: HSBC Bank PLC)(5)	1,390,000	1,389,882
Skandinaviska Enskilda Banken AB, Series GLOB, VRN, 3.44%, (SOFR plus 0.40%), 11/17/22	1,000,000	1,000,135
Skandinaviska Enskilda Banken AB, Series GLOB, VRN, 3.48%, (SOFR plus 0.44%), 12/27/22	1,500,000	1,500,121
Svenska Handelsbanken AB, VRN, 3.57%, (SOFR plus 0.53%), 5/19/23(5)	500,000	499,540

Svenska Handelsbanken AB, 0.35%, 11/1/22	1,640,000	1,639,860
UBS AG, VRN, 3.63%, (SOFR plus 0.58%), 9/22/23(5)	1,350,000	1,350,000
Washington Morgan Capital Co. LLC, 3.80%, 4/27/23 (LOC: Goldman Sachs & Co.)(5)	1,000,000	999,983
		14,186,581
Money Market Funds — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,545,257	9,545,257
State Street Navigator Securities Lending Government Money Market Portfolio(9)	841,016	841,016
		10,386,273
Treasury Bills(8) — 2.5%
U.S. Treasury Bills, 4.17%, 4/13/23	$700,000	686,287
U.S. Treasury Bills, 1.94%, 4/20/23(10)	7,100,000	6,954,154
U.S. Treasury Bills, 4.61%, 5/4/23	500,000	488,836
		8,129,277
TOTAL SHORT-TERM INVESTMENTS (Cost $35,798,500)		35,700,437
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $331,909,929)		327,972,649
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,125,477)
TOTAL NET ASSETS — 100.0%		$326,847,172

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,241	USD	5,336	Goldman Sachs & Co.	12/30/22	$(17)
CAD	8,048	USD	5,862	Goldman Sachs & Co.	12/30/22	50
CAD	3,057	USD	2,226	Goldman Sachs & Co.	12/30/22	19
CAD	5,714	USD	4,143	Goldman Sachs & Co.	12/30/22	55
CAD	4,986	USD	3,650	Goldman Sachs & Co.	12/30/22	13
CAD	4,553	USD	3,318	Goldman Sachs & Co.	12/30/22	26
CAD	4,070	USD	2,988	Goldman Sachs & Co.	12/30/22	2
CAD	1,366	USD	1,003	Goldman Sachs & Co.	12/30/22	1
USD	3,942,233	CAD	5,140,968	Goldman Sachs & Co.	12/15/22	166,930
USD	147,411	CAD	198,712	Goldman Sachs & Co.	12/30/22	1,440
USD	38,586	CAD	52,057	Goldman Sachs & Co.	12/30/22	346
USD	1,054	CAD	1,436	Goldman Sachs & Co.	12/30/22	—
USD	5,439	CAD	7,448	Goldman Sachs & Co.	12/30/22	(32)
USD	6,631	CAD	8,952	Goldman Sachs & Co.	12/30/22	55
USD	2,773	CAD	3,775	Goldman Sachs & Co.	12/30/22	1
USD	6,339	CAD	8,628	Goldman Sachs & Co.	12/30/22	1
USD	9,691	CAD	13,449	Goldman Sachs & Co.	12/30/22	(189)
USD	941	CAD	1,297	Goldman Sachs & Co.	12/30/22	(12)
USD	1,183	CAD	1,621	Goldman Sachs & Co.	12/30/22	(8)
USD	1,572	CAD	2,130	Goldman Sachs & Co.	12/30/22	7
USD	3,634	CAD	4,926	Goldman Sachs & Co.	12/30/22	15
USD	1,618	CAD	2,200	Goldman Sachs & Co.	12/30/22	2
USD	208,283	CHF	198,697	Morgan Stanley	12/15/22	8,835
CNY	8,682,504	USD	1,253,918	Morgan Stanley	12/15/22	(58,680)
USD	44,353	DKK	326,653	UBS AG	12/15/22	838
EUR	34,752	USD	33,629	JPMorgan Chase Bank N.A.	12/30/22	887
EUR	2,892	USD	2,861	JPMorgan Chase Bank N.A.	12/30/22	12
EUR	3,917	USD	3,873	JPMorgan Chase Bank N.A.	12/30/22	17
EUR	1,914	USD	1,910	JPMorgan Chase Bank N.A.	12/30/22	(9)
EUR	2,544	USD	2,506	JPMorgan Chase Bank N.A.	12/30/22	21
EUR	31,214	USD	30,435	JPMorgan Chase Bank N.A.	12/30/22	568

EUR	3,580	USD	3,491	JPMorgan Chase Bank N.A.	12/30/22	65
EUR	2,420	USD	2,378	JPMorgan Chase Bank N.A.	12/30/22	26
EUR	2,942	USD	2,864	JPMorgan Chase Bank N.A.	12/30/22	58
USD	2,962,941	EUR	2,932,153	JPMorgan Chase Bank N.A.	12/15/22	55,192
USD	1,062,833	EUR	1,081,769	JPMorgan Chase Bank N.A.	12/30/22	(11,590)
USD	72,834	EUR	74,132	JPMorgan Chase Bank N.A.	12/30/22	(794)
USD	6,076	EUR	6,124	JPMorgan Chase Bank N.A.	12/30/22	(7)
USD	36,361	EUR	36,653	JPMorgan Chase Bank N.A.	12/30/22	(44)
USD	24,848	EUR	25,524	JPMorgan Chase Bank N.A.	12/30/22	(503)
USD	34,405	EUR	34,746	JPMorgan Chase Bank N.A.	12/30/22	(105)
USD	6,378	EUR	6,473	JPMorgan Chase Bank N.A.	12/30/22	(51)
USD	3,881	EUR	3,881	JPMorgan Chase Bank N.A.	12/30/22	27
USD	2,763	EUR	2,731	JPMorgan Chase Bank N.A.	12/30/22	51
GBP	133,852	USD	155,285	Bank of America N.A.	12/15/22	(1,565)
GBP	4,120	USD	4,406	Bank of America N.A.	12/30/22	328
GBP	3,467	USD	3,829	Bank of America N.A.	12/30/22	156
USD	148,934	GBP	131,803	Bank of America N.A.	12/30/22	(2,540)
USD	7,465	GBP	6,605	Bank of America N.A.	12/30/22	(125)
USD	5,508	GBP	4,865	Bank of America N.A.	12/30/22	(83)
USD	4,417	GBP	3,936	Bank of America N.A.	12/30/22	(106)
USD	4,359	GBP	3,864	Bank of America N.A.	12/30/22	(82)
USD	5,659	GBP	4,926	Bank of America N.A.	12/30/22	(2)
USD	5,929	GBP	5,098	Bank of America N.A.	12/30/22	70
JPY	589,934,644	USD	4,176,159	Bank of America N.A.	12/8/22	(191,850)
NOK	13,610	USD	1,288	UBS AG	12/30/22	24
NOK	11,817	USD	1,107	UBS AG	12/30/22	32
NOK	39,391	USD	3,809	UBS AG	12/30/22	(12)
NOK	13,271	USD	1,226	UBS AG	12/30/22	53
NOK	29,504	USD	2,757	UBS AG	12/30/22	87
USD	51,563	NOK	535,233	UBS AG	12/30/22	(27)
USD	1,182	NOK	12,556	UBS AG	12/30/22	(29)
USD	289,760	THB	10,560,588	Goldman Sachs & Co.	12/15/22	11,248
						$(20,904)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	26	December 2022	$3,074,860	$(78,681)
Korean Treasury 10-Year Bonds	7	December 2022	521,837	(22,025)
U.K. Gilt 10-Year Bonds	23	December 2022	2,693,821	(205,335)
U.S. Treasury 2-Year Notes	30	December 2022	6,131,484	(123,105)
U.S. Treasury 5-Year Notes	35	December 2022	3,730,781	(152,248)
U.S. Treasury 10-Year Ultra Notes	22	December 2022	2,551,656	(210,110)
U.S. Treasury Long Bonds	10	December 2022	1,205,000	(158,777)
			$19,909,439	$(950,281)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$2,874,960	$(112,213)	$36,156	$(76,057)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$2,220,570	21,348	(53,326)	(31,978)
					$(90,865)	$(17,170)	$(108,035)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SBBPA	-	Standby Bond Purchase Agreement
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $879,564. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,202,345, which represented 8.3% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.9% of total net assets.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $908,583, which includes securities collateral of $67,567.
(10)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,138,130.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	120,073,439	—	—
U.S. Treasury Securities	—	63,078,801	—
Common Stocks	47,160,867	15,172,239	—
Corporate Bonds	—	15,243,854	—
Sovereign Governments and Agencies	—	14,588,410	—
Collateralized Loan Obligations	—	8,245,340	—
Asset-Backed Securities	—	2,165,801	—
Municipal Securities	—	2,015,694	—
Preferred Stocks	—	1,735,004	—
Collateralized Mortgage Obligations	—	1,429,342	—
Exchange-Traded Funds	683,763	—	—
U.S. Government Agency Mortgage-Backed Securities	—	679,658	—
Short-Term Investments	10,386,273	25,314,164	—
	178,304,342	149,668,307	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	247,558	—

Liabilities
Other Financial Instruments
Futures Contracts	644,240	306,041	—
Swap Agreements	—	108,035	—
Forward Foreign Currency Exchange Contracts	—	268,462	—
	644,240	682,538	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,486	—	—	$(1,194)	$17,292	389	—	$135
American Century Emerging Markets Bond ETF	6,059	—	—	(602)	5,457	156	—	74
American Century Focused Dynamic Growth ETF(3)	4,528	—	—	(398)	4,130	76	—	—
American Century Focused Large Cap Value ETF	7,057	$65	$176	(75)	6,871	118	$9	40
American Century Multisector Income ETF	15,782	—	—	(926)	14,856	352	—	157
American Century Quality Diversified International ETF	9,444	—	—	(978)	8,466	230	—	—
American Century STOXX U.S. Quality Growth ETF	12,932	72	355	(860)	11,789	200	126	14
American Century STOXX U.S. Quality Value ETF	22,840	165	35	(911)	22,059	473	(3)	169
Avantis International Equity ETF	10,729	—	—	(1,009)	9,720	201	—	—
Avantis International Small Cap Value ETF	1,848	—	—	(192)	1,656	33	—	—
Avantis U.S. Equity ETF	16,831	131	1,664	(1,062)	14,236	207	589	61
Avantis U.S. Small Cap Value ETF	5,111	109	761	(918)	3,541	46	942	18
	$131,647	$542	$2,991	$(9,125)	$120,073	2,481	$1,663	$668
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.